Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20. SUBSEQUENT EVENTS
In February 2023, the Company announced an updated business strategy, including revisions to the Company’s technology roadmap. In connection with this updated strategy, the Company has implemented a workforce reduction in order to focus the organization and its resources on nearer-term strategic priorities.
The reduction
 in workforce impacted approximately
50
employees or approximately
28
% of the Company’s workforce. The Company began implementing activities with respect to the revised business plan, updated technology roadmap and reduction in workforce in February 2023. Affected employees were offered separation benefits, including severance payments and temporary healthcare coverage assistance. The Company currently expects to incur restructuring charges of approximately $
1.4
million for severance payments and temporary healthcare coverage to employees with respect to eliminated positions. Such restructuring charges are expected to be incurred and recorded in the first quarter of 2023.